SECURED BORROWINGS, CBA Facility (Details) - Secured Borrowings [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Aircraft Loan	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding		$ 1,865,424
CBA Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 56,146	$ 88,190
Number of aircraft serving as security | Aircraft		4
Number of loans maturing in 2020 | Loan		4
Maturity date		Oct. 28, 2020
Debt ratio used to determine payment into collateral account		80.00%
Weighted average interest rate	[1]	5.45%	5.02%

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.